CONDENSED BALANCE SHEETS (Parentheticals) - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - $ / shares	1 Months Ended	6 Months Ended		7 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Ordinary shares, no par value (in Dollars per share)	$ 0	$ 0	$ 0	$ 0
Ordinary shares subject to possible redemption		22,591,546	22,925,656	22,925,656
Redemption per share price (in Dollars per share)	10.00	$ 10.00	$ 10.00	$ 10.00
Preferred shares, par value (in Dollars per share)	$ 0	$ 0	$ 0	$ 0
Preferred stock, shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Ordinary shares, no par value (in Dollars per share)	$ 0	$ 0	$ 0	$ 0
Ordinary shares, authorized	Unlimited	Unlimited	Unlimited	Unlimited
Ordinary shares, issued		9,158,454	8,824,344	8,824,344
Ordinary shares, outstanding		9,158,454	8,824,344	8,824,344